Financial instruments: classification - Movement in Level 3 portfolios - Assets (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Held-for-trading
Movement in level 3 assets
Amounts recorded in the income statement	£ 215	£ 383
Level 3
Movement in level 3 assets
At 1 January	2,554
At 30 June	2,509
Level 3 | Other
Movement in level 3 assets
Amounts recorded in the income statement	0	14
Recurring | Level 3
Movement in level 3 assets
At 1 January	2,554	3,300
Amounts recorded in the income statement	312	(109)
Amounts recorded in the statement of comprehensive income	62	75
Level 3 transfers in	340	160
Level 3 transfers out	(101)	(515)
Purchases	376	292
Settlements	(113)	(79)
Sales	(934)	(406)
Foreign exchange and other adjustments	13
At 30 June	2,509	2,718
Amounts recorded in the income statement in respect of balances held at year end - unrealised	312	(110)
Recurring | Level 3 | Trading assets
Movement in level 3 assets
At 1 January	2,233	2,657
Amounts recorded in the income statement	313	(113)
Level 3 transfers in	133	158
Level 3 transfers out	(101)	(462)
Purchases	366	290
Settlements	(113)	(73)
Sales	(933)	(249)
Foreign exchange and other adjustments	5	3
At 30 June	1,903	2,211
Amounts recorded in the income statement in respect of balances held at year end - unrealised	313	(112)
Recurring | Level 3 | Other assets
Movement in level 3 assets
At 1 January	321	643
Amounts recorded in the income statement	(1)	4
Amounts recorded in the statement of comprehensive income	62	75
Level 3 transfers in	207	2
Level 3 transfers out		(53)
Purchases	10	2
Settlements		(6)
Sales	(1)	(157)
Foreign exchange and other adjustments	8	(3)
At 30 June	606	507
Amounts recorded in the income statement in respect of balances held at year end - unrealised	£ (1)	£ 2